UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23778

                              ARK Venture Fund
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220

                                   St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

                                             Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

ARK VENTURE FUND
--------------------------------------------------------------------------------------------------------------------------
 10X GENOMICS, INC.                                                                          Agenda Number:  935853095
--------------------------------------------------------------------------------------------------------------------------
        Security:  88025U109
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2023
          Ticker:  TXG
            ISIN:  US88025U1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director to serve a                   Mgmt          For                            For
       three-year term expiring at the 2026 annual
       meeting: Benjamin J. Hindson, Ph.D.

1.2    Election of Class I Director to serve a                   Mgmt          For                            For
       three-year term expiring at the 2026 annual
       meeting: Serge Saxonov, Ph.D.

1.3    Election of Class I Director to serve a                   Mgmt          For                            For
       three-year term expiring at the 2026 annual
       meeting: John R. Stuelpnagel, D.V.M.

2.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as our independent registered
       public accounting firm for the fiscal year
       ending December 31, 2023.

3.     A vote to approve, on a non-binding,                      Mgmt          For                            For
       advisory basis, the compensation of our
       named executive officers.

--------------------------------------------------------------------------------------------------------------------------
 BEAM THERAPEUTICS INC.                                                                      Agenda Number:  935835821
--------------------------------------------------------------------------------------------------------------------------
        Security:  07373V105
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2023
          Ticker:  BEAM
            ISIN:  US07373V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class III Director for                        Mgmt          For                            For
       three-year term ending at the 2026 Annual
       Meeting: John Evans

1b.    Election of Class III Director for                        Mgmt          For                            For
       three-year term ending at the 2026 Annual
       Meeting: John Maraganore, Ph.D.

2.     Ratify the appointment of Deloitte & Touche               Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for our fiscal year ending
       December 31, 2023.

3.     Approve, on an advisory basis, the                        Mgmt          For                            For
       compensation of our named executive
       officers.

--------------------------------------------------------------------------------------------------------------------------
 BLOCK, INC.                                                                                 Agenda Number:  935856560
--------------------------------------------------------------------------------------------------------------------------
        Security:  852234103
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2023
          Ticker:  SQ
            ISIN:  US8522341036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROELOF BOTHA                                              Mgmt          For                            For
       AMY BROOKS                                                Mgmt          For                            For
       SHAWN CARTER                                              Mgmt          For                            For
       JAMES MCKELVEY                                            Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.

3.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG                Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING
       DECEMBER 31, 2023.

4.     STOCKHOLDER PROPOSAL REGARDING OUR                        Shr           Against                        For
       DIVERSITY AND INCLUSION DISCLOSURE
       SUBMITTED BY ONE OF OUR STOCKHOLDERS, IF
       PROPERLY PRESENTED AT THE ANNUAL MEETING.

--------------------------------------------------------------------------------------------------------------------------
 COINBASE GLOBAL, INC.                                                                       Agenda Number:  935839881
--------------------------------------------------------------------------------------------------------------------------
        Security:  19260Q107
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2023
          Ticker:  COIN
            ISIN:  US19260Q1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frederick E. Ehrsam III                                   Mgmt          For                            For
       Kathryn Haun                                              Mgmt          For                            For
       Kelly A. Kramer                                           Mgmt          For                            For
       Tobias Lutke                                              Mgmt          For                            For
       Gokul Rajaram                                             Mgmt          For                            For
       Fred Wilson                                               Mgmt          For                            For

2.     Ratification of the appointment of Deloitte               Mgmt          For                            For
       & Touche LLP as our independent registered
       public accounting firm for the year ending
       December 31, 2023.

--------------------------------------------------------------------------------------------------------------------------
 CRISPR THERAPEUTICS AG                                                                      Agenda Number:  935847218
--------------------------------------------------------------------------------------------------------------------------
        Security:  H17182108
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2023
          Ticker:  CRSP
            ISIN:  CH0334081137
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the Swiss management report,                  Mgmt          For                            For
       the consolidated financial statements and
       the statutory financial statements of the
       Company for the year ended December 31,
       2022.

2.     Approval of the appropriation of financial                Mgmt          For                            For
       results.

3.     Discharge of the members of the Board of                  Mgmt          For                            For
       Directors and Executive Committee.

4.a    Re-election of Rodger Novak, M.D., as                     Mgmt          For                            For
       member and Chairman

4.b    Re-election of Samarth Kulkarni, Ph.D. as a               Mgmt          For                            For
       member to the Board of Directors

4.c    Re-election of Ali Behbahani, M.D. as a                   Mgmt          For                            For
       member to the Board of Directors

4.d    Re-election of Maria Fardis, Ph.D. as a                   Mgmt          For                            For
       member to the Board of Directors

4.e    Re-election of H. Edward Fleming, Jr., M.D.               Mgmt          For                            For
       as a member to the Board of Directors

4.f    Re-election of Simeon J. George, M.D. as a                Mgmt          For                            For
       member to the Board of Directors

4.g    Re-election of John T. Greene as a member                 Mgmt          For                            For
       to the Board of Directors

4.h    Re-election of Katherine A. High, M.D. as a               Mgmt          For                            For
       member to the Board of Directors

4.i    Re-election of Douglas A. Treco, Ph.D. as a               Mgmt          For                            For
       member to the Board of Directors

5.a    Re-election of Ali Behbahani, M.D. as a                   Mgmt          For                            For
       member of the Compensation Committee

5.b    Election of H. Edward Fleming, Jr., M.D. as               Mgmt          For                            For
       a member of the Compensation Committee

5.c    Re-election of Simeon J. George, M.D. as a                Mgmt          For                            For
       member of the Compensation Committee

5.d    Re-election of John T. Greene as a member                 Mgmt          For                            For
       of the Compensation Committee

6.a    Binding vote on maximum                                   Mgmt          For                            For
       non-performance-related compensation for
       members of the Board of Directors from the
       2023 Annual General Meeting to the 2024
       annual general meeting of shareholders.

6.b    Binding vote on maximum equity for members                Mgmt          For                            For
       of the Board of Directors from the 2023
       Annual General Meeting to the 2024 annual
       general meeting of shareholders.

6.c    Binding vote on maximum                                   Mgmt          For                            For
       non-performance-related compensation for
       members of the Executive Committee from
       July 1, 2023 to June 30, 2024.

6.d    Binding vote on maximum variable                          Mgmt          For                            For
       compensation for members of the Executive
       Committee for the current year ending
       December 31, 2023.

6.e    Binding vote on maximum equity for members                Mgmt          For                            For
       of the Executive Committee from the 2023
       Annual General Meeting to the 2024 annual
       general meeting of shareholders.

6.f    Non-binding advisory vote on the 2022                     Mgmt          For                            For
       Compensation Report.

7.     Non-binding advisory vote to approve the                  Mgmt          For                            For
       compensation paid to the Company's named
       executive officers under U.S. securities
       law requirements.

8.     Approval of a capital band.                               Mgmt          For                            For

9.     Approval of an increase in the conditional                Mgmt          For                            For
       share capital for employee equity plans.

10.    Approval of an amendment to the CRISPR                    Mgmt          For                            For
       Therapeutics AG 2018 Stock Option and
       Incentive Plan.

11.    Approval of a reduction in the maximum size               Mgmt          For                            For
       of the Board of Directors.

12a    Approval of amendments to the Articles of                 Mgmt          For                            For
       Association to reflect revised Swiss
       corporate law and other changes: Additions
       to the purpose of the Company.

12b    Approval of amendments to the Articles of                 Mgmt          For                            For
       Association to reflect revised Swiss
       corporate law and other changes: General
       Meeting abroad and virtual General Meeting.

12c    Approval of amendments to the Articles of                 Mgmt          For                            For
       Association to reflect revised Swiss
       corporate law and other changes: Inclusion
       of a jurisdiction clause.

12d    Approval of amendments to the Articles of                 Mgmt          For                            For
       Association to reflect revised Swiss
       corporate law and other changes: Alignment
       with compulsory new regulations.

12e    Approval of amendments to the Articles of                 Mgmt          For                            For
       Association to reflect revised Swiss
       corporate law and other changes: Editorial
       and other changes.

13.    Re-election of the independent voting                     Mgmt          For                            For
       rights representative.

14.    Re-election of the auditors.                              Mgmt          For                            For

15.    Transact any other business that may                      Mgmt          For                            For
       properly come before the 2023 Annual
       General Meeting or any adjournment or
       postponement thereof.

--------------------------------------------------------------------------------------------------------------------------
 DRAFTKINGS INC.                                                                             Agenda Number:  935799253
--------------------------------------------------------------------------------------------------------------------------
        Security:  26142V105
    Meeting Type:  Annual
    Meeting Date:  15-May-2023
          Ticker:  DKNG
            ISIN:  US26142V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jason D. Robins                                           Mgmt          For                            For
       Harry E. Sloan                                            Mgmt          For                            For
       Matthew Kalish                                            Mgmt          For                            For
       Paul Liberman                                             Mgmt          For                            For
       Woodrow H. Levin                                          Mgmt          For                            For
       Jocelyn Moore                                             Mgmt          For                            For
       Ryan R. Moore                                             Mgmt          For                            For
       Valerie Mosley                                            Mgmt          For                            For
       Steven J. Murray                                          Mgmt          For                            For
       Marni M. Walden                                           Mgmt          For                            For

2.     To ratify the selection of BDO USA, LLP as                Mgmt          For                            For
       our independent registered public
       accounting firm for our fiscal year ending
       December 31, 2023.

3.     To conduct a non-binding advisory vote on                 Mgmt          For                            For
       executive compensation.

--------------------------------------------------------------------------------------------------------------------------
 EXACT SCIENCES CORPORATION                                                                  Agenda Number:  935836176
--------------------------------------------------------------------------------------------------------------------------
        Security:  30063P105
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2023
          Ticker:  EXAS
            ISIN:  US30063P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class II Director to serve for                Mgmt          For                            For
       three-year term: D. Scott Coward

1b.    Election of Class II Director to serve for                Mgmt          For                            For
       three-year term: James Doyle

1c.    Election of Class II Director to serve for                Mgmt          For                            For
       three-year term: Freda Lewis-Hall

1d.    Election of Class II Director to serve for                Mgmt          For                            For
       three-year term: Kathleen Sebelius

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2023.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers.

4.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       frequency of future advisory votes on
       executive compensation.

5.     To approve an Amendment to our Sixth                      Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to declassify our Board of
       Directors.

6.     To approve Amendment No. 2 to the Exact                   Mgmt          For                            For
       Sciences Corporation 2019 Omnibus Long-Term
       Incentive Plan.

--------------------------------------------------------------------------------------------------------------------------
 NVIDIA CORPORATION                                                                          Agenda Number:  935863224
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066G104
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2023
          Ticker:  NVDA
            ISIN:  US67066G1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Robert K. Burgess                   Mgmt          For                            For

1b.    Election of Director: Tench Coxe                          Mgmt          For                            For

1c.    Election of Director: John O. Dabiri                      Mgmt          For                            For

1d.    Election of Director: Persis S. Drell                     Mgmt          For                            For

1e.    Election of Director: Jen-Hsun Huang                      Mgmt          For                            For

1f.    Election of Director: Dawn Hudson                         Mgmt          For                            For

1g.    Election of Director: Harvey C. Jones                     Mgmt          For                            For

1h.    Election of Director: Michael G. McCaffery                Mgmt          For                            For

1i.    Election of Director: Stephen C. Neal                     Mgmt          For                            For

1j.    Election of Director: Mark L. Perry                       Mgmt          For                            For

1k.    Election of Director: A. Brooke Seawell                   Mgmt          For                            For

1l.    Election of Director: Aarti Shah                          Mgmt          For                            For

1m.    Election of Director: Mark A. Stevens                     Mgmt          For                            For

2.     Advisory approval of our executive                        Mgmt          For                            For
       compensation.

3.     Advisory approval of the frequency of                     Mgmt          1 Year                         For
       holding an advisory vote on our executive
       compensation.

4.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for fiscal year 2024.

--------------------------------------------------------------------------------------------------------------------------
 PRIME MEDICINE, INC.                                                                        Agenda Number:  935850998
--------------------------------------------------------------------------------------------------------------------------
        Security:  74168J101
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2023
          Ticker:  PRME
            ISIN:  US74168J1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael Kelly                                             Mgmt          For                            For
       David Schenkein                                           Mgmt          For                            For

2.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for our fiscal year ending December
       31, 2023.

--------------------------------------------------------------------------------------------------------------------------
 ROBINHOOD MARKETS, INC.                                                                     Agenda Number:  935848044
--------------------------------------------------------------------------------------------------------------------------
        Security:  770700102
    Meeting Type:  Annual
    Meeting Date:  20-Jun-2023
          Ticker:  HOOD
            ISIN:  US7707001027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class II Director: Frances Frei               Mgmt          For                            For

1.2    Election of Class II Director: Meyer Malka                Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2023

--------------------------------------------------------------------------------------------------------------------------
 ROBLOX CORPORATION                                                                          Agenda Number:  935803759
--------------------------------------------------------------------------------------------------------------------------
        Security:  771049103
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:  RBLX
            ISIN:  US7710491033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David Baszucki                                            Mgmt          For                            For
       Greg Baszucki                                             Mgmt          For                            For

2.     Advisory Vote on the Compensation of our                  Mgmt          For                            For
       Named Executive Officers.

3.     Ratification of Independent Registered                    Mgmt          For                            For
       Public Accounting Firm.

--------------------------------------------------------------------------------------------------------------------------
 ROCKET LAB USA, INC.                                                                        Agenda Number:  935852168
--------------------------------------------------------------------------------------------------------------------------
        Security:  773122106
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2023
          Ticker:  RKLB
            ISIN:  US7731221062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Edward Frank                                              Mgmt          For                            For
       Michael Griffin                                           Mgmt          For                            For
       Matt Ocko                                                 Mgmt          For                            For

2.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as our independent registered
       public accounting firm for the fiscal year
       ending December 31, 2023.

3.     To approve, on a non-binding advisory                     Mgmt          1 Year                         For
       basis, the frequency of future stockholder
       advisory votes on the compensation of our
       named executive officers.

4.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of our named
       executive officers disclosed in the
       accompanying proxy statement.

--------------------------------------------------------------------------------------------------------------------------
 ROKU, INC.                                                                                  Agenda Number:  935842345
--------------------------------------------------------------------------------------------------------------------------
        Security:  77543R102
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2023
          Ticker:  ROKU
            ISIN:  US77543R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class II Director to serve                    Mgmt          For                            For
       until the 2025 Annual Meeting: Jeffrey
       Blackburn

2a.    Election of Class III Director to serve                   Mgmt          For                            For
       until the 2026 Annual Meeting: Jeffrey
       Hastings

2b.    Election of Class III Director to serve                   Mgmt          For                            For
       until the 2026 Annual Meeting: Neil Hunt

2c.    Election of Class III Director to serve                   Mgmt          For                            For
       until the 2026 Annual Meeting: Anthony Wood

3.     Advisory vote to approve our named                        Mgmt          For                            For
       executive officer compensation.

4.     To ratify the selection of Deloitte &                     Mgmt          For                            For
       Touche LLP as our independent registered
       public accounting firm for the year ending
       December 31, 2023.

--------------------------------------------------------------------------------------------------------------------------
 SHOPIFY INC.                                                                                Agenda Number:  935878453
--------------------------------------------------------------------------------------------------------------------------
        Security:  82509L107
    Meeting Type:  Annual
    Meeting Date:  27-Jun-2023
          Ticker:  SHOP
            ISIN:  CA82509L1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Director: Tobias Lutke                        Mgmt          For                            For

1B     Election of Director: Robert Ashe                         Mgmt          For                            For

1C     Election of Director: Gail Goodman                        Mgmt          For                            For

1D     Election of Director: Colleen Johnston                    Mgmt          For                            For

1E     Election of Director: Jeremy Levine                       Mgmt          For                            For

1F     Election of Director: Toby Shannan                        Mgmt          For                            For

1G     Election of Director: Fidji Simo                          Mgmt          For                            For

1H     Election of Director: Bret Taylor                         Mgmt          For                            For

2      Auditor Proposal Resolution approving the                 Mgmt          For                            For
       re-appointment of PricewaterhouseCoopers
       LLP as auditors of Shopify Inc. and
       authorizing the Board of Directors to fix
       their remuneration.

3      Advisory Vote on Executive Compensation                   Mgmt          For                            For
       Proposal Non-binding advisory resolution
       that the shareholders accept Shopify Inc.'s
       approach to executive compensation as
       disclosed in the Management Information
       Circular for the Meeting.

--------------------------------------------------------------------------------------------------------------------------
 TESLA, INC.                                                                                 Agenda Number:  935804636
--------------------------------------------------------------------------------------------------------------------------
        Security:  88160R101
    Meeting Type:  Annual
    Meeting Date:  16-May-2023
          Ticker:  TSLA
            ISIN:  US88160R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Elon Musk                           Mgmt          For                            For

1.2    Election of Director: Robyn Denholm                       Mgmt          For                            For

1.3    Election of Director: JB Straubel                         Mgmt          For                            For

2.     Tesla proposal to approve executive                       Mgmt          For                            For
       compensation on a non- binding advisory
       basis.

3.     Tesla proposal to approve the frequency of                Mgmt          3 Years                        For
       future votes on executive compensation on a
       non-binding advisory basis.

4.     Tesla proposal to ratify the appointment of               Mgmt          For                            For
       independent registered public accounting
       firm.

5.     Stockholder proposal regarding reporting on               Shr           Against                        For
       key-person risk.

--------------------------------------------------------------------------------------------------------------------------
 TWILIO INC.                                                                                 Agenda Number:  935837421
--------------------------------------------------------------------------------------------------------------------------
        Security:  90138F102
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2023
          Ticker:  TWLO
            ISIN:  US90138F1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Charles Bell                                              Mgmt          For                            For
       Jeffrey Immelt                                            Mgmt          For                            For
       Erika Rottenberg                                          Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       our independent registered public
       accounting firm for the fiscal year ending
       December 31, 2023.

3.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of our named
       executive officers.

--------------------------------------------------------------------------------------------------------------------------
 UIPATH, INC.                                                                                Agenda Number:  935847319
--------------------------------------------------------------------------------------------------------------------------
        Security:  90364P105
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2023
          Ticker:  PATH
            ISIN:  US90364P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to hold office until                 Mgmt          For                            For
       our 2024 Annual meeting: Daniel Dines

1b.    Election of Director to hold office until                 Mgmt          For                            For
       our 2024 Annual meeting: Philippe Botteri

1c.    Election of Director to hold office until                 Mgmt          For                            For
       our 2024 Annual meeting: Michael Gordon

1d.    Election of Director to hold office until                 Mgmt          For                            For
       our 2024 Annual meeting: Daniel D. Springer

1e.    Election of Director to hold office until                 Mgmt          For                            For
       our 2024 Annual meeting: Laela Sturdy

1f.    Election of Director to hold office until                 Mgmt          For                            For
       our 2024 Annual meeting: Karenann Terrell

1g.    Election of Director to hold office until                 Mgmt          For                            For
       our 2024 Annual meeting: Richard P. Wong

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation paid to our named
       executive officers ("say-on-pay vote").

3.     To indicate, on a non-binding, advisory                   Mgmt          1 Year                         For
       basis, the preferred frequency (i.e., every
       one, two, or three years) of holding the
       say-on-pay vote.

4.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of our Board of Directors of KPMG
       LLP as our independent registered public
       accounting firm for the fiscal year ending
       January 31, 2024.

--------------------------------------------------------------------------------------------------------------------------
 UNITY SOFTWARE INC.                                                                         Agenda Number:  935831099
--------------------------------------------------------------------------------------------------------------------------
        Security:  91332U101
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2023
          Ticker:  U
            ISIN:  US91332U1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Tomer Bar-Zeev                                            Mgmt          For                            For
       Mary Schmidt Campbell                                     Mgmt          For                            For
       Keisha Smith-Jeremie                                      Mgmt          For                            For

2.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of the Board of Directors of
       Ernst & Young LLP as the Company's
       independent registered public accounting
       firm for the year ending December 31, 2023.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers, as disclosed in the
       proxy statement.

--------------------------------------------------------------------------------------------------------------------------
 ZOOM VIDEO COMMUNICATIONS, INC.                                                             Agenda Number:  935854996
--------------------------------------------------------------------------------------------------------------------------
        Security:  98980L101
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2023
          Ticker:  ZM
            ISIN:  US98980L1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Eric S. Yuan                                              Mgmt          For                            For
       Peter Gassner                                             Mgmt          For                            For
       Lieut. Gen. HR McMaster                                   Mgmt          For                            For

2.     Ratify the appointment of KPMG LLP as our                 Mgmt          For                            For
       independent registered public accounting
       firm for our fiscal year ending January 31,
       2024.

3.     Approve, on an advisory non-binding basis,                Mgmt          For                            For
       the compensation of our named executive
       officers as disclosed in our proxy
       statement.

* Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	ARK Venture Fund

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	August 17, 2023

*Print the name and title of each signing officer under his or her signature.